CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 47,135	$ 32,787
Prepaid expenses and other current assets	2,467	2,253
Total current assets	49,602	35,040
Property and equipment, net	97	106
Deferred financing costs and other non-current assets	527	702
Total assets	50,226	35,848
Current liabilities:
Accounts payable	3,467	3,526
Accrued expenses and other current liabilities	7,283	7,024
Accrued interest payable	78	1,499
Current portion of debt		9,000
Total current liabilities	10,828	21,049
Long-term debt, less current portion	13,656
Long-term deferred rent, less current portion	71,037	16
Development derivative liability - related party		25,155
Total liabilities	95,521	46,220
Commitments and contingencies (Note 14)
Shareholders' deficit:
Ordinary shares, $0.0003 par value; 1,600,000,000 shares authorized and 712,131,058 shares issued and outstanding at December 31, 2021; 1,200,000,000 shares authorized and 635,092,150 shares issued and outstanding at December 31, 2020	214	191
Additional paid-in capital	562,472	544,891
Accumulated deficit	(607,981)	(555,454)
Total shareholders' deficit	(45,295)	(10,372)
Total liabilities and shareholders' deficit	$ 50,226	$ 35,848